Taxation - Provision for consolidated income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Taxes [Abstract]
Current income tax	$ (2,846)	$ (13,425)		$ (21,505)
Deferred income tax	3,870	18,417		8,606
Income tax benefit / (expense)	$ 1,024	$ 4,992	[1]	$ (12,899)	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.